UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	March 31, 2006

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):	[ ] is a
restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
May  13, 2006
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-
[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		202


Form 13F Information Table Value Total:
	21,027,074 (in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form
13F file number(s) of all institutional
investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-


[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : March 31, 2006
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6
COLUMN 7 COLUMN 8 VALUE SHRS OR SPUT/INVESTMENTOTHER VOTING
AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PCALLDISCRETIONMANAGERS SOLE SHAREDNONE ABB LTD ADR (1 ORD
SHR)000375204 14,092 962,100SH SOLE 962,100 AGCO CORP COMMON
001084102 55,789 2,304,800SH SOLE 2,304,800 ATI TECHNOLOGIES INC
COMMON 001941103 218,53010,904,685SH SOLE 10,904,685 ABBOTT LABS
COMMON 002824100 533 10,750SH SOLE 10,750 AGRIUM INC COMMON
008916108 1,209 41,043SH SOLE 41,043 AIR LIQUIDE ADR (0.2 ORD) 009126202
48,206 995,288SH SOLE 995,288 AKTIEBOLAGETT ELECTR ADR(2 SER B)
010198208 1,082 16,100SH SOLE 16,100 ALCOA INC COMMON 013817101 128,578
3,605,000SH SOLE 3,605,000 ALLIED IRISH BKS PLC SP ADR(2 ORD) 019228402 18,004 324,900SH SOLE 324,900 AMERICAN EXPRESS CO COMMON 025816109
1,043 17,000SH SOLE 17,000 AMERN INTL GROUP INC COMMON 026874107
150,952 1,957,014SH SOLE 1,957,014 ANHEUSER BUSCH COS COMMON
035229103 1,409 28,225SH SOLE 28,225 APACHE CORP COMMON 037411105
68,478 895,650SH SOLE 895,650 APPLIED MATERIALS COMMON 038222105 812
39,750SH SOLE 39,750 ARCHER DANIELS MIDLD COMMON 039483102 903
23,000SH SOLE 23,000 ASAHI GLASS SP ADR (10 ORD)043393206 13,077
74,700SH SOLE 74,700 AVERY DENNISON CORP COMMON 053611109 52,629 771,100SH SOLE 771,100 BG PLC ADR (5 ORDS) 055434203 64,662 883,500SH
SOLE 883,500 BP ADR (6 ORDS) 055622104 95,060 1,181,460SH SOLE 1,181,460
BANK OF AMERICA CORP COMMON USD 0.01060505104 4,116 77,442SH SOLE
77,442 BANK OF MONTREAL COMMON 063671101 162,261 2,445,537SH SOLE
2,445,537 BANK NEW YORK INC COMMON 064057102 1,514 36,000SH SOLE
36,000 BANK OF NOVA SCOTIA COMMON 064149107 785,28916,772,510SH SOLE
16,772,510 BAYER A G SP ADR (1 ORD) 072730302 290 6,200SH SOLE 6,200
BECKMAN COULTER INC COMMON 075811109 51,263 804,900SH SOLE 804,900
BECTON DICKINSON COMMON 075887109 575 8,000SH SOLE 8,000 BIOMET
INC COMMON 090613100 42,471 1,024,500SH SOLE 1,024,500 BOSTON
SCIENTIFIC COMMON 101137107 86,828 3,227,600SH SOLE 3,227,600 BRISTOL
MYERS SQUIBB COMMON 110122108 2,565 89,300SH SOLE 89,300 BROOKFIELD
ASSET MGT CLASS A LTD VTG 112585104 289 4,500SH SOLE 4,500 CBS CORPORATION CLASS B 124857202 575 20,532SH SOLE 20,532 CCL
INDUSTRIES INC CLASS B NON VTG 124900309 52,181 1,652,340SH SOLE 1,652,340 CDN IMP BANK COMMERC COMMON 136069101 661,283 7,689,335SH
SOLE 7,689,335 CDN NATL RAILWAY COMMON 136375102 652,62812,332,350SH
SOLE 12,332,350 CDN NATURAL RES COMMON 136385101 489,620 7,544,225SH
SOLE 7,544,225 CDN TIRE CORP CLASS A NON VTG 136681202 129,569 2,069,800SH SOLE 2,069,800 CANON INC ADR (1 ORD) 138006309 74,832
970,750SH SOLE 970,750 CHEVRON CORP COMMON 166764100 1,454 21,488SH
SOLE 21,488 CITIGROUP INC COMMON 172967101 257,790 4,676,700SH SOLE
4,676,700 CLEAR CHANNEL COMMUN COMMON 184502102 63,524 1,876,200SH
SOLE 1,876,200 CLOROX CO COMMON 189054109 419 6,000SH SOLE 6,000
COCA COLA CO COMMON 191216100 1,862 38,100SH SOLE 38,100 COLGATE PALMOLIVE CO COMMON 194162103 124,658 1,870,575SH SOLE 1,870,575
DIEBOLD INC COMMON 253651103 240 5,000SH SOLE 5,000 DOMTAR INC
COMMON 257561100 72,786 8,769,400SH SOLE 8,769,400 DUKE ENERGY CORP
COMMON 264399106 98,674 2,900,400SH SOLE 2,900,400 EMC CORP MASS
COMMON 268648102 463 29,100SH SOLE 29,100 E.ON AG ADR (0.3333 ORD
268780103 542 12,700SH SOLE 12,700 ELECTRONIC ARTS COMMON 285512109
741 11,600SH SOLE 11,600 EMERSON ELEC CO COMMON 291011104 469 4,800SH
SOLE 4,800 ENCANA CORPORATION COMMON 292505104 793,82314,565,559SH
SOLE 14,565,559 ENTRUST TECHNOLOGIES COMMON 293848107 186 35,400SH
SOLE 35,400 ERICSSON(LM) TEL ADR(10 SER B SH 294821608 63,921
1,452,000SH SOLE 1,452,000 FEDERAL NTL MTG ASSN COMMON 313586109
170,553 2,843,068SH SOLE 2,843,068 FIRST DATA CORP COMMON 319963104
97,585 1,785,850SH SOLE 1,785,850 FIRST QUANTUM MNRL COMMON
335934105 6,202 129,200SH SOLE 129,200 FLUOR CORPORATION COMMON
343412102 52,021 519,500SH SOLE 519,500 FRANKLIN RES INC COMMON
354613101 3,822 34,750SH SOLE 34,750 GENERAL ELECTRIC CO COMMON
369604103 113,068 2,785,485SH SOLE 2,785,485 HSBC HLDGS PLC SP ADR(5
ORD) 404280406 64,735 662,050SH SOLE 662,050 HEWLETT PACKARD CO
COMMON 428236103 65,305 1,700,767SH SOLE 1,700,767 HOME DEPOT INC
COMMON 437076102 262 5,300SH SOLE 5,300 HONDA MOTOR CO ADR (0.5
ORD) 438128308 3,465 95,900SH SOLE 95,900 HONEYWELL INTL INC COMMON 438516106 104,404 2,091,550SH SOLE 2,091,550 HOYA CORP ADR(1 ORD SHR)
443251103 6,287 133,000SH SOLE 133,000 IAMGOLD CORP COMMON 450913108
57,818 5,753,000SH SOLE 5,753,000 IMPERIAL OIL LTD COMMON 453038408
90,650 720,930SH SOLE 720,930 INCO LTD COMMON 453258402 310,177
5,327,675SH SOLE 5,327,675 ING GROEP NV SP ADR (1 COM) 456837103 389
8,450SH SOLE 8,450 INTEL CORP COMMON 458140100 69,050 3,040,260SH SOLE
3,040,260 INTL BUSINESS MCHN COMMON 459200101 2,865 29,770SH SOLE
29,770 INTUIT COMMON 461202103 50,072 806,600SH SOLE 806,600 JOHNSON &
JOHNSON COMMON 478160104 71,615 1,036,168SH SOLE 1,036,168 JOHNSON
MATTHEY PLC SP ADR 479142309 48,159 835,300SH SOLE 835,300 KIMBERLY
CLARK MEX SP ADR (5 ORD A 494386204 1,455 72,900SH SOLE 72,900 KOHLS
CORP COMMON 500255104 53,689 867,800SH SOLE 867,800 L OREAL CO ADR
(0.2 ORD) 502117203 66,999 3,261,735SH SOLE 3,261,735 ESTEE LAUDER CO
CLASS A 518439104 96,154 2,215,300SH SOLE 2,215,300 LENOVO GROUP LTD
ADR (20 ORD) 526250105 4,585 506,900SH SOLE 506,900 ELI LILLY & CO
COMMON 532457108 78,782 1,220,650SH SOLE 1,220,650 MAGNA INTL INC
CLASS A SUB VTG 559222401 593,265 6,737,814SH SOLE 6,737,814 MICROSOFT
CORP COMMON 594918104 193,179 6,083,070SH SOLE 6,083,070 MITSUBISHI UFJ
FINL ADR(0.001 ORD) 606822104 21,165 1,192,300SH SOLE 1,192,300 MORGAN
STANLEY COMMON 617446448 109,085 1,487,855SH SOLE 1,487,855 MOTOROLA
INC COMMON 620076109 66,730 2,495,670SH SOLE 2,495,670 NEC CORP ADR (5
ORD) 629050204 534 65,000SH SOLE 65,000 NESTLE S A SP ADR (0.05 OR
641069406 63,646 753,225SH SOLE 753,225 NIPPON TELEG & TEL SP ADR (0.005
O 654624105 50,830 2,021,000SH SOLE 2,021,000 NORTEL NETWORKS CORP
COMMON 656568102 234,45265,672,760SH SOLE 65,672,760 PEARSON PLC SP
ADR (1 ORD) 705015105 1,091 67,500SH SOLE 67,500 PEPSICO INC COMMON
713448108 64,785 960,530SH SOLE 960,530 PT TELEKOMUNIKAS IND ADR(40
SER B SH 715684106 778 22,000SH SOLE 22,000 PETSMART INC COMMON
716768106 51,188 1,558,600SH SOLE 1,558,600 PFIZER INC COMMON 717081103
234,469 8,061,743SH SOLE 8,061,743 PROCTER & GAMBLE CO COMMON
742718109 2,936 43,657SH SOLE 43,657 PRUDENTIAL FINL COMMON 744320102
2,530 28,600SH SOLE 28,600 QUEBECOR WORLD INC SUB VTG 748203106 35,370
3,086,356SH SOLE 3,086,356 REED ELSEVIER N V SP ADR (2 ORD) 758204101
59,137 1,766,750SH SOLE 1,766,750 RESEARCH IN MOTION COMMON 760975102
501,155 5,067,800SH SOLE 5,067,800 REXAM PLC SP ADR NEW2001 761655406
21,019 371,600SH SOLE 371,600 RIO TINTO PLC ADR (4 ORD) 767204100 483
2,000SH SOLE 2,000 ROCHE HLDG LTD SP ADR (.01 ORD 771195104 43,871
504,895SH SOLE 504,895 ROGERS COMMUNICATION CLASS B NON VTG
775109200 293,191 6,581,165SH SOLE 6,581,165 ROYAL GROUP TECH COMMON
779915107 634 58,200SH SOLE 58,200 ROYAL BANK CDA COMMON 780087102
869,04717,652,784SH SOLE 17,652,784 ROYAL DUTCH SHELL ADR(2 ORD CL A) 780259206 472 6,500SH SOLE 6,500 SAP AKTIENGESELLSCHF SP ADR(1/4 ORD) 803054204 43,180 681,100SH SOLE 681,100 SCHLUMBERGER LTD COMMON
806857108 132,933 899,900SH SOLE 899,900 SECOM LTD ADR (2 ORD) 813113206
538 4,500SH SOLE 4,500 SIEMENS A G SP ADR 826197501 65,639 603,640SH SOLE
603,640 SUN LIFE FNCL INC COMMON 866796105 268 5,400SH SOLE 5,400
SUNCOR ENERGY INC COMMON 867229106 569,280 6,351,449SH SOLE 6,351,449
TSX GROUP INC COMMON 873028104 74,668 1,421,700SH SOLE 1,421,700
TELEFONOS DE MEXICO SP ADR (20 SER 879403780 404 15,400SH SOLE 15,400 TEVA PHARMACEUTICAL ADR (1 ORD) 881624209 30,677 638,300SH SOLE
638,300 THOMSON CORP (THE) COMMON 884903105 371,919 8,540,049SH SOLE
8,540,049 TIME WARNER INC COMMON 887317105 89,164 4,550,200SH SOLE
4,550,200 TOMKINS PLC SP ADR (4 ORD) 890030208 38,443 1,397,500SH SOLE
1,397,500 TORONTO DOMINION BK COMMON 891160509 705,08910,835,858SH
SOLE 10,835,858 TORSTAR CORP CLASS B NON VTG 891474207 25,932
1,134,900SH SOLE 1,134,900 TOYOTA MTR CORP ADR (2 ORD) 892331307 76,347
600,700SH SOLE 600,700 TYCO INTL LTD COMMON PAR $0.2 902124106 138,873
4,426,705SH SOLE 4,426,705 UNISYS CORPORATION COMMON 909214108 1,424
177,100SH SOLE 177,100 UNITED TECHNOLOGIES COMMON 913017109 105,025 1,552,320SH SOLE 1,552,320 UPM KYMMENE CORP SP ADR 915436109 36,614
1,329,300SH SOLE 1,329,300 VOLVO AKTIEBOLAGET ADR (1 ORD) 928856400
44,649 820,600SH SOLE 820,600 WPP GROUP PLC SP ADR(5 ORDS) 929309409
68,469 977,600SH SOLE 977,600 WACHOVIA CORP 2ND NEW COMMON
929903102 330 5,045SH SOLE 5,045 WAL MART STORES INC COMMON
931142103 85,725 1,554,850SH SOLE 1,554,850 WALGREEN CO COMMON
931422109 1,058 21,022SH SOLE 21,022 WRIGLEY WM JR CO COMMON
982526105 299 4,000SH SOLE 4,000 WYETH COMMON 983024100 93,871
1,657,685SH SOLE 1,657,685 YAHOO INC COMMON 984332106 48,758
1,295,000SH SOLE 1,295,000 ZARLINK SEMICONDUCT COMMON 989139100
1,038 303,400SH SOLE 303,400 AMVESCAP PLC SP ADR(2 ORDS) 03235E100
38,157 1,733,500SH SOLE 1,733,500 PETRO-CANADA COMMON 71644E102C
438,815 7,923,700SH SOLE 7,923,700 TALISMAN ENERGY INC COMMON
87425E103C 652,55610,521,705SH SOLE 10,521,705 NAVISTAR INTL CORP
COMMON 06393E108 38,581 1,198,600SH SOLE 1,198,600 BARCLAYS PLC ADR (4
ORD) 06738E204 4,331 79,285SH SOLE 79,285 AT&T INC COMMON 00206R102
69,092 2,189,330SH SOLE 2,189,330 ALCAN INC COMMON 013716105
563,60510,548,473SH SOLE 10,548,473 ALTRIA GROUP INC COMMON 02209S103
60,444 730,875SH SOLE 730,875 BCE INC COMMON 05534B109 245,350
8,722,004SH SOLE 8,722,004 BARRICK GOLD CORP COMMON 067901108 226,710
7,135,967SH SOLE 7,135,967 BARRICK GOLD CORP COMMON 067901108C 4,101
129,000SH SOLE 129,000 BIOVAIL CORP COMMON 09067J109 92,689 3,270,600SH
SOLE 3,270,600 BURLINGTN NRTHRN S F COMMON 12189T104 146,932
1,510,800SH SOLE 1,510,800 CAMECO CORP COMMON 13321L108
522,30712,435,880SH SOLE 12,435,880 CDN PACIFIC RAILWAY COMMON
13645T100 123,875 2,126,251SH SOLE 2,126,251 CARDINAL HEALTH INC
COMMON 14149Y108 465 5,343SH SOLE 5,343 CATALYST PAPER COMMON
14888T104 43,35213,505,407SH SOLE 13,505,407 CISCO SYSTEMS INC COMMON
17275R102 109,685 4,336,925SH SOLE 4,336,925 COGNOS INCORPORATED
COMMON 19244C109 225,833 4,978,675SH SOLE 4,978,675 COMCAST CORP NEW
CL A SPL 20030N200 1,768 58,000SH SOLE 58,000 DIAGEO P L C SP ADR (4 ORD) 25243Q205 67,626 913,500SH SOLE 913,500 ENCANA CORP COMMON
292505104C 905 16,600SH SOLE 16,600 ENBRIDGE INC COMMON 29250N105
51,566 1,534,700SH SOLE 1,534,700 EXELON CORP COMMON 30161N101 80,317
1,300,900SH SOLE 1,300,900 EXXON MOBIL CORP COMMON 30231G102 1,648
23,200SH SOLE 23,200 FNX MINING COMMON 30253R101 776 59,700SH SOLE
59,700 FRANCE TELECOM SP ADR (1 ORD) 35177Q105 73,884 2,816,100SH SOLE
2,816,100 GSI GROUP INC COMMON 36229U102C 366 28,350SH SOLE 28,350
GLAXOSMITHKLINE PLC SP ADR (2 ORD) 37733W105 43,958 720,014SH SOLE 720,014 GOLD FIELDS LTD SP ADR(1 ORD) 38059T106 40,419 1,575,600SH SOLE
1,575,600 CGI GROUP INC CLASS A SUB VTG39945C109 149,23319,255,900SH
SOLE 19,255,900 HBOS PLC SPONSORED ADR 42205M106 751 12,600SH SOLE
12,600 HENKEL LTD PARTNRSHP SP ADR (1 ORD) 42550U109 21,461 171,054SH
SOLE 171,054 HUMMINGBIRD LTD COMMON 44544R101 42,994 1,567,975SH
SOLE 1,567,975 IVANHOE MINES COMMON 46579N103 129,10211,630,800SH
SOLE 11,630,800 JPMORGAN CHASE & CO COMMON 46625H100 2,770 57,005SH
SOLE 57,005 KINDER MORGAN INC COMMON 49455P101 38,831 361,680SH
SOLE 361,680 LUXOTTICA GROUP SPA SP ADR (1 ORD) 55068R202 568 17,700SH SOLE 17,700 MDS INC COMMON 55269P302 319,25315,188,067SH SOLE
15,188,067 MAGNA INTL INC CLASS A 559222401C 8,277 93,700SH SOLE 93,700
MANULIFE FINCL CORP COMMON 56501R106 788,50810,763,144SH SOLE
10,763,144 NEXEN INC COMMON 65334H102 2,080 32,350SH SOLE 32,350
NOMURA HLDGS INC SPONSORED ADR 65535H208 46,981 1,815,700SH SOLE 1,815,700 NOVA CHEMICALS CORP COMMON 66977W109 206,052 6,189,600SH
SOLE 6,189,600 NOVARTIS AG ADR (1 ORD SHS)66987V109 77,183 1,192,855SH
SOLE 1,192,855 NOVELIS INC COMMON 67000X106 186,336 7,776,954SH SOLE
7,776,954 ORACLE CORP COMMON 68389X105 52,623 3,293,550SH SOLE
3,293,550 PLACER DOME INC COMMON 725906101C 1,852 72,000SH SOLE 72,000
STATOIL ASA SP ADR(1 ORD NO85771P102 57,417 1,727,400SH SOLE 1,727,400
TELUS CORP COMMON 87971M103 98,488 2,149,450SH SOLE 2,149,450 3M
COMPANY COMMON 88579Y101 97,070 1,098,850SH SOLE 1,098,850
TRANSALTA CORP COMMON 89346D107 69,055 3,102,200SH SOLE 3,102,200
TRANSCANADA CORP COMMON 89353D107 191,622 5,691,186SH SOLE
5,691,186 TRANSCANADA CORP COMMON 89353D107C 7,435 220,200SH SOLE
220,200 VALERO ENERGY CORP COMMON 91913Y100 108,645 1,557,200SH
SOLE 1,557,200 VCOM INC COMMON 92241R106 680 80,000SH SOLE 80,000
VERIZON COMMUNICATNS COMMON 92343V104 86,320 2,171,486SH SOLE
2,171,486 VIACOM INC CLASS B 92553P201 71,742 1,584,277SH SOLE 1,584,277
VODAFONE GRP PLC ADR(10 ORDS) 92857W100 54,810 2,247,001SH SOLE
2,247,001 WAL MART DE MEXICO SP ADR(10 SHS) 93114W107 51,692
1,690,500SH SOLE 1,690,500 DEUTSCHE BANK AG NAM ORD D18190898 115,997
870,000SH SOLE 870,000 ACE LIMITED COMMON G0070K103 728 12,000SH
SOLE 12,000 AMDOCS LTD ORD G02602103 42,586 1,011,900SH SOLE 1,011,900
NABORS INDS LTD COMMON G6359F103 234 2,800SH SOLE 2,800
TRANSOCEAN INC ORDINARY G90078109 115,002 1,227,100SH SOLE 1,227,100
UBS AG NAMEN AKT H8920M855 83,271 648,800SH SOLE 648,800 TAKEDA PHARMACEUTICL SHARES J8129E108 5,761 84,300SH SOLE 84,300 CHECK
POINT SOFTWARE ORDINARY M22465104 52,983 2,267,600SH SOLE 2,267,600


CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011